Revenue (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred revenue	$ 699	$ 776	$ 589	$ 279	$ 29
Deferred revenue		$ 565		$ 246